Short-Term Borrowings (Schedule Of Short-Term Borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Total credit facility borrowing capacity	$ 2,000	$ 2,000
Available unused credit	1,777	1,921
Commercial Paper [Member]
Short-term Debt [Line Items]
Outstanding	$ (215)	$ (70)
Weighted average interest rate	0.30%	0.17%
Letter of Credit [Member]
Short-term Debt [Line Items]
Outstanding	$ (8)	$ (9)
Weighted average interest rate	1.20%	1.45%